Estimated Aggregate Amortization Expenses for Intangible Assets Due to Acquisition of TA Triumph-Adler AG (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Expected Amortization Expense [Line Items]
2012	¥ 9,559
2013	6,544
2014	3,338
2015	2,653
2016	2,259
TA Triumph-Adler AG
Expected Amortization Expense [Line Items]
2012	904
2013	904
2014	904
2015	904
2016	¥ 904